Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000745463
Eaton Vance Floating-Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement, Text Block	evmft_SupplementTextBlock

EATON VANCE FLOATING-RATE FUND

Supplement to Prospectus dated March 1, 2017

The following replaces “Fees and Expenses of the Fund” in “Fund Summary”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds.  Certain financial intermediaries also may offer variations in Fund sales charges to their customers, which when available will be described in an appendix to the Prospectus.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of this Prospectus and page 24 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Advisers Class	Class A	Class B	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	2.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Advisers Class	Class A	Class B	Class C	Class I	Class R6
Management Fees(2)	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	None
Other Expenses	0.17%	0.17%	0.17%	0.17%	0.17%	0.12%
Total Annual Fund Operating Expenses	1.06%	1.06%	1.81%	1.81%	0.81%	0.76%
Expense Reimbursement(3)	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Net Annual Fund Operating Expenses	1.04%	1.04%	1.79%	1.79%	0.79%	0.74%

(1)	Expenses in the table above and the Example below reflect the expenses of the Fund and the Eaton Vance Floating Rate Portfolio (the “Portfolio”), the Fund’s master Portfolio.
(2)	“Management Fees” reflect a fee reduction agreement to the Fund’s investment advisory agreement effective May 1, 2017, and “Management Fees” have been restated to reflect the fees as if the Fund’s revised advisory fee was in effect for the Fund’s full fiscal year ended October 31, 2016.
(3)	The investment adviser has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.04% for Advisers Class shares and Class A shares, 1.79% for Class B shares and Class C shares, 0.79% for Class I shares and 0.74% for Class R6 shares. This expense reimbursement will continue through February 28, 2019. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Advisers Class shares	$106	$335	$583	$1,292	$106	$335	$583	$1,292
Class A shares	$329	$553	$795	$1,488	$329	$553	$795	$1,488
Class B shares	$682	$968	$1,178	$1,928	$182	$568	$978	$1,928
Class C shares	$282	$568	$978	$2,125	$182	$568	$978	$2,125
Class I shares	$81	$257	$448	$1,000	$81	$257	$448	$1,000
Class R6 shares	$76	$241	$420	$940	$76	$241	$420	$940

June 1, 2017	26128 6.1.17

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds.  Certain financial intermediaries also may offer variations in Fund sales charges to their customers, which when available will be described in an appendix to the Prospectus.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of this Prospectus and page 24 of the Fund’s Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	Expenses in the table above and the Example below reflect the expenses of the Fund and the Eaton Vance Floating Rate Portfolio (the “Portfolio”), the Fund’s master Portfolio.
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts

You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers, which when available will be described in an appendix to the Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of this Prospectus and page 24 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent

“Management Fees” reflect a fee reduction agreement to the Fund’s investment advisory agreement effective May 1, 2017, and “Management Fees” have been restated to reflect the fees as if the Fund’s revised advisory fee was in effect for the Fund’s full fiscal year ended October 31, 2016.

Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Eaton Vance Floating-Rate Fund | Advisers Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.64%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.04%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
1 Year	rr_ExpenseExampleYear01	$ 106
3 Years	rr_ExpenseExampleYear03	335
5 Years	rr_ExpenseExampleYear05	583
10 Years	rr_ExpenseExampleYear10	1,292
1 Year	rr_ExpenseExampleNoRedemptionYear01	106
3 Years	rr_ExpenseExampleNoRedemptionYear03	335
5 Years	rr_ExpenseExampleNoRedemptionYear05	583
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,292
Eaton Vance Floating-Rate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.64%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.04%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
1 Year	rr_ExpenseExampleYear01	$ 329
3 Years	rr_ExpenseExampleYear03	553
5 Years	rr_ExpenseExampleYear05	795
10 Years	rr_ExpenseExampleYear10	1,488
1 Year	rr_ExpenseExampleNoRedemptionYear01	329
3 Years	rr_ExpenseExampleNoRedemptionYear03	553
5 Years	rr_ExpenseExampleNoRedemptionYear05	795
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,488
Eaton Vance Floating-Rate Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.64%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.79%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
1 Year	rr_ExpenseExampleYear01	$ 682
3 Years	rr_ExpenseExampleYear03	968
5 Years	rr_ExpenseExampleYear05	1,178
10 Years	rr_ExpenseExampleYear10	1,928
1 Year	rr_ExpenseExampleNoRedemptionYear01	182
3 Years	rr_ExpenseExampleNoRedemptionYear03	568
5 Years	rr_ExpenseExampleNoRedemptionYear05	978
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,928
Eaton Vance Floating-Rate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.64%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.79%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
1 Year	rr_ExpenseExampleYear01	$ 282
3 Years	rr_ExpenseExampleYear03	568
5 Years	rr_ExpenseExampleYear05	978
10 Years	rr_ExpenseExampleYear10	2,125
1 Year	rr_ExpenseExampleNoRedemptionYear01	182
3 Years	rr_ExpenseExampleNoRedemptionYear03	568
5 Years	rr_ExpenseExampleNoRedemptionYear05	978
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,125
Eaton Vance Floating-Rate Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.64%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.79%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
1 Year	rr_ExpenseExampleYear01	$ 81
3 Years	rr_ExpenseExampleYear03	257
5 Years	rr_ExpenseExampleYear05	448
10 Years	rr_ExpenseExampleYear10	1,000
1 Year	rr_ExpenseExampleNoRedemptionYear01	81
3 Years	rr_ExpenseExampleNoRedemptionYear03	257
5 Years	rr_ExpenseExampleNoRedemptionYear05	448
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,000
Eaton Vance Floating-Rate Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.64%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.74%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
1 Year	rr_ExpenseExampleYear01	$ 76
3 Years	rr_ExpenseExampleYear03	241
5 Years	rr_ExpenseExampleYear05	420
10 Years	rr_ExpenseExampleYear10	940
1 Year	rr_ExpenseExampleNoRedemptionYear01	76
3 Years	rr_ExpenseExampleNoRedemptionYear03	241
5 Years	rr_ExpenseExampleNoRedemptionYear05	420
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 940

[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Eaton Vance Floating Rate Portfolio (the "Portfolio"), the Fund's master Portfolio.
[2]	"Management Fees" reflect a fee reduction agreement to the Fund's investment advisory agreement effective May 1, 2017, and "Management Fees" have been restated to reflect the fees as if the Fund's revised advisory fee was in effect for the Fund's full fiscal year ended October 31, 2016.
[3]	The investment adviser has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.04% for Advisers Class shares and Class A shares, 1.79% for Class B shares and Class C shares, 0.79% for Class I shares and 0.74% for Class R6 shares. This expense reimbursement will continue through February 28, 2019. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.